INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (11,098)	$ 1,241	$ (6,689)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	863	(853)	257
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	$ (10,235)	$ 388	$ (6,432)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Income taxed computed at U. S. federal statutory rate	$ (2,149)	$ 81	$ (1,351)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(14)	(155)	(52)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	(359)	207	(464)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	81	40	114
Effective Income Tax Rate Reconciliation, Tax Expense (Benefit), Share-based Payment Arrangement, Amount	(118)	100	98
Effective Income Tax Rate Reconciliation, Global Intangible Low Taxed Income, Amount	308	0	261
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	1,493	159	1,661
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	(338)	(469)	(301)
Effective Income Tax Rate Reconciliation, Change in Uncertain Tax Positions, Amount	881	956	880
Effective Income Tax Rate Reconciliation, Foreign Currency Adjustment, Amount	(22)	187	22
Effective Income Tax Rate Reconciliation, Withholding Tax, Amount	266	113	73
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Deduction Limitation to Compensation, Amount	538	0	0
Effective Income Tax Rate Reconciliation, Transaction Costs	578	0	0
Effective Income Tax Rate Reconciliation, Warrants	160	(5)	5
Effective Income Tax Rate Reconciliation, Tax Inflation Adjustment	185	0	0
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	111	(33)	(61)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	(364)	19	17
Income Tax Expense (Benefit), Total	$ 1,237	$ 1,200	$ 902
Effective Income Tax Rate Reconciliation, Percent	(12.00%)	309.00%	(14.00%)